Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash		$ 454	$ 656,977
Prepaid expenses and other current assets		834	33,157
Prepaid insurance		42,229
Total Current Assets		43,517	690,134
Marketable securities held in Trust Account		72,752,485	69,000,000
Total Assets		72,796,002	69,690,134
Current liabilities
Accounts payable		87,578
Accrued expenses		400,233	70,810
Accrued offering costs		75,000	221,914
Income taxes payable		746,314
Overallotment liability			11,135
Loan payable		229,770
Promissory note		425,013
Total Current Liabilities		2,591,689	861,640
Deferred underwriting fee payable		2,518,500	2,518,500
Total Liabilities		5,110,189	3,380,140
Commitments and Contingencies (Note 5)
Common stock subject to possible redemption, 6,900,000 shares at redemption value of $10.41 and $10.00 per share as of December 31, 2024 and 2023, respectively		71,829,574	69,000,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized, 1,967,000 and 1,999,200 shares issued and outstanding (excluding 6,900,000 shares subject to possible redemption) as of December 31, 2024 and 2023, respectively	[1]	197	200
Additional paid-in capital
Accumulated deficit		(4,143,958)	(2,690,206)
Total Stockholders’ Deficit		(4,143,761)	(2,690,006)	[2]
Total Liabilities and Stockholders’ Deficit		72,796,002	69,690,134
Related party
Current liabilities
Promissory note – related party		$ 627,781	$ 557,781

[1]	At December 31, 2023, includes an aggregate of 32,200 Founder Shares subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. On February 12, 2024, the remainder of the over-allotment option to purchase 115,000 Units expired and 32,200 Founder Shares were forfeited, resulting in the Sponsor holding an aggregate of 1,932,000 Founder Shares (Note 6).
[2]	Includes an aggregate of 32,200 shares of common stock subject to forfeiture, at December 31, 2023, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).